LISTING EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Fair value of shares issued		$ 1,591,090,000
Fair Value of Warrants transferred		208,586,000
Total value of consideration		1,799,676,000
Fair Value of net asset received		(631,161,000)
Total reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment		1,168,515,000
Other expenses directly linked to the listing expense		19,820,009
Total listing expense	$ 0	$ 1,188,335,000